Statements of Consolidated Income (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
After tax charge to earnings for DOL settlement		$ 49,163
Cost of goods sold increase due to DOL settlement	28,711	16,000
Increase to selling, general and administrative expense due to DOL settlement	2,873	64,000
Decrease to income tax expense due to DOL settlement		30,837
IRS Settlement			74,982
Per share impact IRS Settlement (in dollars per share)			$ 0.70
Statement of Comprehensive Income [Abstract]
Net actuarial gains (losses) and prior service costs arising during period, tax	(63,342)	2,846	25,504
Amortization of net actuarial losses and prior service costs included in Net pension costs, tax	(7,643)	(13,350)	(8,183)
Unrealized holding gains (losses) arising during period, tax	(84)	(77)	256
Reclassification adjustments for (gains) losses included in net income, tax	$ 17	$ 7	$ (42)